John Hancock
Disciplined Value Mid Cap Fund
Quarterly portfolio holdings 12/31/2023

Fund’s investments
As of 12-31-23 (unaudited)
	Shares	Value
Common stocks 97.4%		$21,272,763,745
(Cost $15,379,082,719)
Communication services 1.2%		270,479,149
Entertainment 0.7%
Take-Two Interactive Software, Inc. (A)	976,681	157,196,807
Media 0.5%
The Interpublic Group of Companies, Inc.	3,470,660	113,282,342
Consumer discretionary 13.2%		2,890,114,935
Automobile components 1.1%
Gentex Corp.	4,186,930	136,745,134
Lear Corp.	751,958	106,183,989
Automobiles 0.6%
Harley-Davidson, Inc.	3,627,353	133,631,685
Broadline retail 0.4%
eBay, Inc.	1,971,762	86,008,258
Distributors 0.6%
LKQ Corp.	2,943,821	140,685,206
Diversified consumer services 1.0%
frontdoor, Inc. (A)	3,485,158	122,747,265
H&R Block, Inc.	1,922,414	92,987,165
Hotels, restaurants and leisure 3.5%
Boyd Gaming Corp.	1,742,300	109,085,403
Churchill Downs, Inc.	621,941	83,918,499
Darden Restaurants, Inc.	621,473	102,108,014
Expedia Group, Inc. (A)	1,332,445	202,251,827
Marriott International, Inc., Class A	627,887	141,594,797
Wyndham Hotels & Resorts, Inc.	1,524,269	122,566,470
Household durables 2.7%
Garmin, Ltd.	1,039,693	133,642,138
NVR, Inc. (A)	20,835	145,854,376
Tempur Sealy International, Inc.	4,005,423	204,156,410
Whirlpool Corp.	903,632	110,035,269
Leisure products 0.4%
Polaris, Inc.	880,491	83,444,132
Specialty retail 2.3%
AutoZone, Inc. (A)	112,361	290,521,725
Ross Stores, Inc.	1,556,054	215,342,313
Textiles, apparel and luxury goods 0.6%
Ralph Lauren Corp.	877,981	126,604,860
Consumer staples 2.1%		471,047,386
Beverages 0.9%
Coca-Cola Europacific Partners PLC	1,301,218	86,843,289
Constellation Brands, Inc., Class A	489,873	118,426,798
Consumer staples distribution and retail 0.9%
U.S. Foods Holding Corp. (A)	4,335,537	196,876,735
Personal care products 0.3%
Kenvue, Inc.	3,200,212	68,900,564
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy 4.8%		$1,046,250,984
Energy equipment and services 2.2%
Halliburton Company	6,895,873	249,285,809
Tidewater, Inc. (A)	1,309,856	94,453,716
Weatherford International PLC (A)	1,307,353	127,898,344
Oil, gas and consumable fuels 2.6%
Chord Energy Corp.	186,093	30,934,239
Devon Energy Corp.	2,268,698	102,772,019
Diamondback Energy, Inc.	623,425	96,680,749
EQT Corp.	2,197,879	84,970,002
Phillips 66	886,903	118,082,265
Range Resources Corp.	4,637,774	141,173,841
Financials 14.8%		3,226,773,458
Banks 3.6%
East West Bancorp, Inc.	1,796,816	129,280,911
Fifth Third Bancorp	8,292,166	285,996,805
Huntington Bancshares, Inc.	19,238,071	244,708,263
U.S. Bancorp	2,734,644	118,355,392
Capital markets 4.4%
Ameriprise Financial, Inc.	1,219,526	463,212,561
Ares Management Corp., Class A	1,438,951	171,120,053
Evercore, Inc., Class A	946,011	161,815,182
LPL Financial Holdings, Inc.	746,661	169,954,977
Consumer finance 1.9%
Discover Financial Services	2,292,118	257,634,063
SLM Corp.	4,018,341	76,830,680
Synchrony Financial	2,111,448	80,636,199
Financial services 1.0%
Global Payments, Inc.	524,726	66,640,202
Rocket Companies, Inc., Class A (A)(B)(C)	6,890,854	99,779,566
Voya Financial, Inc.	752,237	54,883,212
Insurance 3.9%
Aflac, Inc.	920,918	75,975,735
Arthur J. Gallagher & Company	524,725	118,000,158
Everest Group, Ltd.	273,666	96,762,824
First American Financial Corp.	2,743,516	176,792,171
Globe Life, Inc.	1,085,471	132,123,530
Markel Group, Inc. (A)	64,685	91,846,232
RenaissanceRe Holdings, Ltd.	223,441	43,794,436
The Travelers Companies, Inc.	580,767	110,630,306
Health care 6.7%		1,469,153,857
Health care equipment and supplies 0.6%
Zimmer Biomet Holdings, Inc.	1,083,745	131,891,767
Health care providers and services 3.4%
AMN Healthcare Services, Inc. (A)	1,139,507	85,326,284
Cencora, Inc.	1,279,471	262,777,754
Centene Corp. (A)	1,611,258	119,571,456
Henry Schein, Inc. (A)	1,235,419	93,533,572
Molina Healthcare, Inc. (A)	508,614	183,767,324
Life sciences tools and services 2.5%
Avantor, Inc. (A)	8,769,605	200,210,082
Fortrea Holdings, Inc. (A)	2,109,497	73,621,445
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	3

	Shares	Value
Health care (continued)
Life sciences tools and services (continued)
ICON PLC (A)	956,607	$270,786,743
Pharmaceuticals 0.2%
Perrigo Company PLC	1,481,275	47,667,430
Industrials 24.4%		5,326,767,080
Aerospace and defense 5.4%
BWX Technologies, Inc.	1,970,368	151,186,337
Curtiss-Wright Corp.	881,605	196,412,778
Hexcel Corp.	1,244,620	91,790,725
Howmet Aerospace, Inc.	5,850,326	316,619,643
L3Harris Technologies, Inc.	623,983	131,423,299
Textron, Inc.	3,583,300	288,168,986
Air freight and logistics 0.9%
Expeditors International of Washington, Inc.	1,567,205	199,348,476
Building products 3.3%
Advanced Drainage Systems, Inc.	798,519	112,303,712
Allegion PLC	1,588,395	201,233,763
Builders FirstSource, Inc. (A)	524,167	87,504,439
Masco Corp.	3,562,389	238,608,815
Resideo Technologies, Inc. (A)	4,213,138	79,291,257
Commercial services and supplies 0.7%
RB Global, Inc.	2,223,531	148,731,989
Electrical equipment 3.0%
AMETEK, Inc.	1,975,703	325,773,668
Atkore, Inc. (A)	694,737	111,157,920
Eaton Corp. PLC	310,876	74,865,158
nVent Electric PLC	2,427,064	143,415,212
Ground transportation 1.7%
Landstar System, Inc.	860,695	166,673,587
Norfolk Southern Corp.	861,253	203,582,984
Machinery 4.5%
Dover Corp.	1,822,040	280,247,972
Fortive Corp.	1,299,026	95,647,284
ITT, Inc.	815,527	97,308,682
Otis Worldwide Corp.	1,457,807	130,429,992
Parker-Hannifin Corp.	813,855	374,942,999
Passenger airlines 0.5%
Alaska Air Group, Inc. (A)	2,902,160	113,387,391
Professional services 3.4%
ASGN, Inc. (A)	742,199	71,377,278
Equifax, Inc.	479,278	118,520,657
Jacobs Solutions, Inc.	851,500	110,524,700
Leidos Holdings, Inc.	616,924	66,775,854
Robert Half, Inc.	1,834,309	161,272,447
Science Applications International Corp.	1,016,830	126,412,306
TransUnion	1,439,789	98,927,902
Trading companies and distributors 1.0%
Ferguson PLC	1,102,703	212,898,868
Information technology 9.7%		2,112,478,307
Electronic equipment, instruments and components 2.9%
CDW Corp.	401,490	91,266,707
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Flex, Ltd. (A)	4,232,097	$128,909,675
TE Connectivity, Ltd.	1,336,531	187,782,606
Zebra Technologies Corp., Class A (A)	768,742	210,120,251
IT services 0.7%
Cognizant Technology Solutions Corp., Class A	2,057,358	155,392,250
Semiconductors and semiconductor equipment 2.6%
Microchip Technology, Inc.	1,164,601	105,023,718
NXP Semiconductors NV	469,242	107,775,503
Qorvo, Inc. (A)	1,026,031	115,541,351
Teradyne, Inc.	2,207,918	239,603,261
Software 2.0%
Check Point Software Technologies, Ltd. (A)	1,442,018	220,325,931
Gen Digital, Inc.	9,500,261	216,795,956
Technology hardware, storage and peripherals 1.5%
Dell Technologies, Inc., Class C	3,329,022	254,670,183
NetApp, Inc.	899,171	79,270,915
Materials 7.6%		1,657,393,719
Chemicals 4.4%
Axalta Coating Systems, Ltd. (A)	3,390,361	115,170,563
CF Industries Holdings, Inc.	1,705,775	135,609,113
Corteva, Inc.	2,667,121	127,808,438
DuPont de Nemours, Inc.	2,549,523	196,134,804
FMC Corp.	1,260,543	79,477,236
Olin Corp.	2,274,015	122,683,109
PPG Industries, Inc.	1,248,789	186,756,395
Containers and packaging 1.9%
Avery Dennison Corp.	748,333	151,282,999
Ball Corp.	1,453,171	83,586,396
Crown Holdings, Inc.	707,347	65,139,585
Packaging Corp. of America	742,200	120,911,802
Metals and mining 1.3%
Freeport-McMoRan, Inc.	4,073,562	173,411,534
Teck Resources, Ltd., Class B	2,352,064	99,421,745
Real estate 7.9%		1,717,896,217
Health care REITs 0.5%
Welltower, Inc.	1,279,750	115,395,058
Industrial REITs 1.0%
EastGroup Properties, Inc.	579,093	106,286,729
Rexford Industrial Realty, Inc.	2,123,995	119,156,120
Residential REITs 2.7%
American Homes 4 Rent, Class A	2,737,103	98,426,224
Equity LifeStyle Properties, Inc.	2,079,663	146,699,428
Equity Residential	1,992,394	121,854,817
Essex Property Trust, Inc.	516,360	128,026,298
Invitation Homes, Inc.	2,364,610	80,656,847
Retail REITs 2.1%
Regency Centers Corp.	3,054,672	204,663,024
Simon Property Group, Inc.	1,701,315	242,675,572
Specialized REITs 1.6%
Lamar Advertising Company, Class A	1,889,514	200,817,548
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	5

	Shares	Value
Real estate (continued)
Specialized REITs (continued)
VICI Properties, Inc.	4,806,730	$153,238,552
Utilities 5.0%		1,084,408,653
Electric utilities 2.5%
American Electric Power Company, Inc.	2,068,789	168,027,043
Entergy Corp.	1,660,050	167,980,460
FirstEnergy Corp.	2,656,600	97,390,956
OGE Energy Corp.	2,810,153	98,158,644
Multi-utilities 2.2%
CenterPoint Energy, Inc.	9,351,375	267,168,784
DTE Energy Company	1,945,833	214,547,547
Water utilities 0.3%
American Water Works Company, Inc.	538,944	71,135,219

	Yield (%)	Shares	Value
Short-term investments 2.6%			$566,217,478
(Cost $566,219,618)
Short-term funds 2.6%			566,217,478
John Hancock Collateral Trust (D)	5.3645(E)	5,478,768	54,788,773
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2982(E)	511,428,705	511,428,705

Total investments (Cost $15,945,302,337) 100.0%	$21,838,981,223
Other assets and liabilities, net 0.0%	3,895,195
Total net assets 100.0%	$21,842,876,418

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund’s investments.
(C)	All or a portion of this security is on loan as of 12-31-23. The value of securities on loan amounted to $53,036,334.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 12-31-23.
6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	5,478,768	—	$468,467,060	$(413,698,069)	$21,922	$(2,140)	$1,303,112	—	$54,788,773
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended December 31, 2023, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Rocket Companies, Inc., Class A	6,890,854	—	$67,787,033	$(1,526,743)	$264,685	$33,254,591	—	—	$99,779,566
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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